UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual  Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

FORM N-Q

Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 89.2%
Banks 1.4%
Northwest Bancshares, Inc.	27,742	$310,433
Capital Goods 14.6%
Babcock & Wilcox Co *	11,633	247,550
Cummins, Inc.	7,987	723,463
EMCOR Group, Inc. *	36,864	906,486
McDermott International, Inc. *	33,454	494,450
Triumph Group, Inc.	13,085	976,010
		3,347,959
Consumer Durables & Apparel 1.1%
Skechers U.S.A., Inc. *	10,538	247,538
Consumer Services 3.4%
Matthews International Corp.	22,326	789,447
Diversified Financials 2.3%
Federated Investors, Inc.	23,334	531,082
Energy 5.0%
CARBO Ceramics, Inc.	7,043	570,483
Enerplus Resources Fund	21,874	563,255
		1,133,738
Food & Staples Retailing 3.4%
Weis Markets, Inc.	20,135	787,882
Food, Beverage & Tobacco 3.9%
J.M. Smucker Co. (The)	14,771	894,089
Health Care Equipment & Services 6.8%
C.R. Bard, Inc.	6,352	517,243
Catalyst Health Solutions, Inc. *	13,165	463,540
Varian Medical Systems, Inc. *	9,376	567,248
		1,548,031
Materials 15.2%
CF Industries Holdings, Inc.	11,040	1,054,320
FMC Corp.	11,452	783,431
Southern Copper Corp.	28,808	1,011,737
Thompson Creek Metals Co., Inc. *	57,321	617,921
		3,467,409
Media 3.3%
Meredith Corp.	22,952	764,531
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Perrigo Co.	9,024	579,521
Software & Services 5.0%
Micros Systems, Inc. *	20,574	870,898
Net 1 UEPS Technologies, Inc. *	24,263	280,480
		1,151,378
Technology Hardware & Equipment 8.2%
Flextronics International Ltd. *	159,960	966,158
Western Digital Corp. *	31,986	908,083
		1,874,241
Telecommunication Services 2.7%
Syniverse Holdings, Inc. *	27,253	617,825

Transportation 4.1%
Kirby Corp. *	23,166	928,030
Utilities 6.3%
Nicor, Inc.	12,165	557,400
Oneok, Inc.	19,738	889,000
		1,446,400
Total Common Stocks (Cost $17,308,356)		20,419,534

	Shares or Principal Amount
CONVERTIBLE BOND 2.0%
Insurance 2.0%
Old Republic International Corp., 8.00%, 5/15/2012	$350,000	455,438
Total Convertible Bond (Cost $368,878)		455,438

LIMITED PARTNERSHIP INTEREST 4.7%
Materials 4.7%
Terra Nitrogen Co. LP	11,888	1,077,885
Total Limited Partnership Interest (Cost $1,077,120)		1,077,885

SHORT TERM INVESTMENT 4.4%
Federated Prime Obligations Fund, 0.22% **	1,001,164	1,001,164
Total Short Term Investment (Cost $1,001,164)		1,001,164
Total Investments 100.3% (Cost $19,755,518)		22,954,021
Liabilities less Other Assets (0.3)%		(77,700)
Net Assets 100.0%		$22,876,321

* Non-income producing
** Represents 7-day effective yield as of September 30, 2010.

 See Notes to the Schedule of Investments.

Notes to Schedule of Investments

Organization
The Stewart Capital Mutual Fund (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”).  Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser.  The Fund commenced investment operations at the close of business December 29, 2006.  Prior to December 29, 2006, the only activity was the seed capital investment of $100,000 by the Adviser to the Fund.

Investment Valuation
In determining the NAV of the Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the average of the current bid and asked prices on such exchanges.  Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its net asset value per share.

Federal Income Tax Information
At September 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$19,849,150

Gross unrealized appreciation	$3,990,751
Gross unrealized depreciation	(885,880)

Net unrealized appreciation	$3,104,871

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of 9/30/2010:

Investment in Securities

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	20,419,534	-	-	20,419,534
Convertible Bond	-	455,438	-	455,438
Limited Partnership Interest	1,077,885	-	-	1,077,885
Short Term Investment	1,001,164	-	-	1,001,164
Total	$22,498,583	$455,438	-	$22,954,021

The Fund did not hold any Level 3 securities during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By: /s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date: 11/18/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date: 11/18/10

By: /s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date: 11/18/10

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)